Income and Mining Taxes - Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation Of Unrecognized Tax Benefits Excluding Amounts Pertaining To Examined Tax Returns Roll Forward
Total amount of gross unrecognized tax benefits at beginning of year	$ 391	$ 336	$ 116
Additions for tax positions of prior years	19	81	160
Additions for tax positions of current year			64
Reductions due to settlements with taxing authorities	(75)	(5)
Reductions due to lapse of statute of limitations	(15)	(21)	(4)
Total amount of gross unrecognized tax benefits at end of year	$ 320	$ 391	$ 336